Contents of Significant Accounts - Reconciliation Between Income Tax Expense and Income Before Tax At UMC's Applicable Tax Rate (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 22,542,750	$ 802,805	$ 4,806,596	$ 2,117,920
At UMC’s statutory income tax rate	4,508,550		961,319	423,584
Adjustments in respect of current income tax of prior periods	(1,140,060)		(1,033,780)	(899,219)
Net changes in loss carry-forward and investment tax credits	447,570		2,387,922	2,239,058
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	(505,537)		(169,568)	49,625
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(2,500,688)		(1,778,820)	(451,589)
Investment gain	(431,501)		(270,610)	(886,546)
Dividend income	(130,672)		(139,093)	(112,810)
Others	32,268		110,991	140,278
Basic tax	2,803		3,215
Estimated income tax on unappropriated earnings	1,087,216		150,401	(849,328)
Deferred income tax related to changes in tax rates				(842,123)
Effect of different tax rates applicable to UMC and its subsidiaries	(191,687)		(102,608)	(118,404)
Taxes withheld in other jurisdictions	25,193		19,749	48,291
Others	487,628		91,228	129,306
Income tax expense (benefit) recorded in profit or loss	$ 1,691,083	$ 60,224	$ 230,346	$ (1,129,877)